Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Net loss attributable to Deswell Industries, Inc.	$ (7,490)	$ (1,991)	$ (1,461)
Basic net loss per share	$ (0.46)	$ (0.12)	$ (0.09)
Basic weighted average common shares outstanding	16,186,000	16,467,000	16,197,000
Effect of dilutive securities - Options
Diluted weighted average common and potential common shares outstanding	16,186,000	16,467,000	16,197,000
Diluted net loss per share	$ (0.46)	$ (0.12)	$ (0.09)
Potential common shares related to stock options excluded from the computation of diluted net income (loss) per share		668,500	668,500
Shares related to stock options excluded from diluted net loss per share because their inclusion would have been anti-dilutive	132,000	412,000	1,017,000